Other current liabilities	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Other current liabilities
Other current liabilities

Other current liabilities are comprised of the following:

(In US$ millions)	December 31, 2014	December 31, 2013
Taxes payable	160	332
Employee withheld taxes, social security and vacation payment	122	105
Intangible liabilities - unfavorable contracts (1)	116	109
Accrued interest expense	77	70
Liabilities relating to investment in shares (2)	167	198
Deferred mobilization revenue	178	192
Derivative financial instruments (3)	372	145
Accrued expenses	292	458
Construction obligation (4)	428	483
Other current liabilities	22	22
Total other current liabilities	1,934	2,114

(1) Intangible liabilities represent the estimated fair values of acquired unfavorable drilling contracts. See Notes 12 and 21 to the consolidated financial statements included herein.
(2) Liabilities relating to investment in shares primarily represents amounts owed in respect of the Company's share forward purchase contracts for Sevan Drilling. See Note 12 to the consolidated financial statements included herein.
(3) Derivative financial instruments consist of unrealized losses on various types of derivatives.
(4) The construction obligation has been recognized upon the acquisition of Sevan Drilling. See Note 12 to the consolidated financial statements included herein.